STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Share-Based Payment Arrangement [Abstract]
Unrecognized share-based compensation cost	$ 22.6
Expected period for recognition	1 year 4 months 6 days
Severance expenses	$ 7.6	$ 6.7	$ 6.3